Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 25, 2014	May 26, 2013	May 27, 2012
Cash flows - operating activities
Net earnings	$ 286.2	$ 411.9	$ 475.5
Earnings from discontinued operations, net of tax	(103.0)	(174.6)	(196.3)
Adjustments to reconcile net earnings from continuing operations to cash flows:
Depreciation and amortization	304.4	278.3	241.3
Asset impairment charges, net	18.3	0.7	0.2
Amortization of loan costs	13.8	13.0	6.7
Stock-based compensation expense	38.7	40.0	46.7
Change in current assets and liabilities	0.6	(18.0)	(122.4)
Contributions to pension and postretirement plan	(1.4)	(3.2)	(22.7)
Loss on disposal of land, buildings and equipment	2.8	5.0	3.5
Change in cash surrender value of trust-owned life insurance	(12.2)	(16.8)	4.1
Deferred income taxes	(44.9)	(0.4)	38.1
Change in deferred rent	29.5	25.6	17.2
Change in other assets and liabilities	18.9	24.0	15.8
Income tax benefits from exercise of stock-based compensation credited to goodwill	0.2	0.1	0.6
Other, net	3.5	8.8	5.2
Net cash provided by operating activities of continuing operations	555.4	594.4	513.5
Cash flows - investing activities
Purchases of land, buildings and equipment	(414.8)	(510.1)	(457.6)
Proceeds from disposal of land, buildings and equipment	4.4	0.3	3.1
Purchases of marketable securities	(3.0)	(12.9)	(32.1)
Proceeds from sale of marketable securities	8.7	26.0	21.3
Cash used in business acquisitions, net of cash acquired	0	(577.4)	(58.5)
Increase in other assets	(31.6)	(40.5)	(15.3)
Net cash used in investing activities of continuing operations	(436.3)	(1,114.6)	(539.1)
Cash flows - financing activities
Proceeds from issuance of common stock	58.1	64.4	70.2
Income tax benefits credited to equity	10.9	13.6	17.9
Dividends paid	(288.3)	(258.2)	(223.9)
Purchases of common stock	(0.5)	(52.4)	(375.1)
ESOP note receivable repayments	0.9	1.1	2.1
Proceeds from issuance of short-term debt	2,616.3	2,670.3	2,321.0
Repayments of short-term debt	(2,573.2)	(2,768.4)	(2,243.8)
Repayments of long-term debt	0	(355.9)	(2.1)
Proceeds from issuance of long-term debt	0	1,050.0	400.0
Payment of debt issuance costs	(1.4)	(7.4)	(5.1)
Principal payments on capital leases	(2.0)	(1.7)	(1.6)
Net cash (used in) provided by financing activities of continuing operations	(179.2)	355.4	(40.4)
Cash flows - discontinued operations
Net cash provided by operating activities of discontinued operations	214.7	354.9	248.2
Net cash used in investing activities of discontinued operations	(144.5)	(172.4)	(182.2)
Net cash provided by discontinued operations	70.2	182.5	66.0
Increase in cash and cash equivalents	10.1	17.7	0
Cash and cash equivalents - beginning of year	88.2	70.5	70.5
Cash and cash equivalents - end of year	98.3	88.2	70.5
Cash flows from changes in current assets and liabilities
Receivables, net	(1.5)	(11.1)	(10.7)
Inventories	(25.6)	(1.8)	(53.4)
Prepaid expenses and other current assets	0.5	(11.1)	(2.6)
Accounts payable	27.2	4.4	10.0
Accrued payroll	7.5	(5.9)	(8.3)
Prepaid/accrued income taxes	(21.0)	22.5	(16.3)
Other accrued taxes	0	7.7	(3.3)
Unearned revenues	28.8	33.9	25.7
Other current liabilities	(15.3)	(56.6)	(63.5)
Change in current assets and liabilities	0.6	(18.0)	(122.4)
Supplemental schedule of noncash investing activities:
Increase in land, buildings and equipment through accrued purchases	$ 24.4	$ 42.2	$ 34.7